Related Party Transactions - Revenues and Accounts Receivable (Details) - USD ($)		3 Months Ended
		Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016
Related Party Transaction [Line Items]
Revenue from related parties		$ 44,502,076	$ 3,064,632
Receivables from related parties	[1]	32,433,387		$ 27,589,283
Other Relationships
Related Party Transaction [Line Items]
Revenue from related parties		0	0
Receivables from related parties		105,077		115,565
Pressure Pumping and Gulfport | Affiliated Entity
Related Party Transaction [Line Items]
Revenue from related parties		31,745,950	0
Receivables from related parties		20,470,158		19,094,509
Muskie and Gulfport | Affiliated Entity
Related Party Transaction [Line Items]
Revenue from related parties		11,540,419	1,918,078
Receivables from related parties		8,109,288		5,373,007
Panther Drilling and Gulfport | Affiliated Entity
Related Party Transaction [Line Items]
Revenue from related parties		1,042,377	451,875
Receivables from related parties		1,732,263		1,434,036
Lodging and Grizzly | Affiliated Entity
Related Party Transaction [Line Items]
Revenue from related parties		264	555
Receivables from related parties		263		274
Bison Drilling and El Toro | Affiliated Entity
Related Party Transaction [Line Items]
Revenue from related parties		0	371,873
Receivables from related parties		0		0
Panther Drilling and El Toro | Affiliated Entity
Related Party Transaction [Line Items]
Revenue from related parties		0	170,170
Receivables from related parties		0		0
Bison Trucking and El Toro | Affiliated Entity
Related Party Transaction [Line Items]
Revenue from related parties		0	130,000
Receivables from related parties		0		0
White Wing and El Toro | Affiliated Entity
Related Party Transaction [Line Items]
Revenue from related parties		0	20,431
Receivables from related parties		0		0
Energy Services and El Toro | Affiliated Entity
Related Party Transaction [Line Items]
Revenue from related parties		123,645	0
Receivables from related parties		64,646		108,386
White Wing and Diamondback | Affiliated Entity
Related Party Transaction [Line Items]
Revenue from related parties		0	1,650
Receivables from related parties		0		0
Silverback and SR Energy | Affiliated Entity
Related Party Transaction [Line Items]
Revenue from related parties		44,206	0
Receivables from related parties		1,865,677		1,363,056
Panther and DBDHT | Affiliated Entity
Related Party Transaction [Line Items]
Revenue from related parties		5,215	$ 0
Receivables from related parties		$ 86,015		$ 100,450
Wexford | Affiliated Entity
Related Party Transaction [Line Items]
Ownership percent		75.00%
Gulfport | Affiliated Entity
Related Party Transaction [Line Items]
Ownership percent		25.00%

[1]	Financial information has been recast to include the financial position and results attributable to Sturgeon Acquisitions LLC ("Sturgeon"). See Note 12.